Notes Payable and Long Term Loan	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable and Long Term Loan

Note 5 - Notes Payable and Long Term Loan

Notes Payable

During the nine months ended September 30, 2018, the Company issued Convertible Notes (“Variable Notes”) totaling $923,870 for funding of $836,000 with original terms of one year and an interest rate of 10%, and a variable conversion rate with discounts of 35% of the Company’s common stock based on the terms included in the Variable Note. The Variable Notes contains a prepayment option, which enables the Company to prepay the note subsequent to issuance at a premiums of 135%. The Company also issued Fixed Rate Notes (“Fixed Rate Notes”) totaling $1,683,000 for funding of $1,500,000 with original terms of six months and an interest rate ranging from 10% to 12%.

The gross amount of all convertible notes with variable conversion rates outstanding at September 30, 2018 is $4,212,620, of which $1,488,750 is past maturity.

Notes payable to a related party in the aggregate amount of $270,000 were outstanding at September 30, 2018, of which $100,000 is past maturity.

As of September 30, 2018, other notes payable outstanding totaled $3,929,903, of which $1,329,903 is past maturity.

	September 30,	December 31,
	2018	2017

Notes payable at beginning of period	$7,356,144	$3,193,956
Notes payable issued	2,606,870	5,837,070
Settlements on note payable	(47,500)	(95,597)
Repayments of notes payable in cash	(375,500)	(96,000)
Less amounts converted to stock	(1,127,491)	(1,483,285)
Notes payable at end of period	8,412,523	7,356,144
Less debt discount	(1,175,627)	(2,624,984)
	$7,236,896	$4,731,160

Notes payable issued to related parties	$270,000	$270,000
Notes payable issued to non-related parties	$6,966,896	$4,461,160

The maturity dates on the notes payable are as follows:

Twelve months ending,	Non-related parties	Related parties	Total
Past due	$2,818,653	$100,000	$2,918,653
September 30, 2019	5,323,870	170,000	5,493,870
Total	$8,142,523	$270,000	$8,412,523

Note 4 - Notes payable and Long Term Loan

Notes Payable

In October 2013, the Company initiated a private placement for up to $500,000 of financing by the issuance of notes payable at a minimum of $25,000, one unit. The notes bear interest at 10% per annum and were due and payable with accrued interest one year from issuance. Also, the Company agreed to issue 125,000 shares of its common stock for each unit. In July 2014, the Company initiated a private placement for up to $500,000 of financing by the issuance of notes payable at a minimum of $25,000, one unit. The notes bear interest at 10% per annum and were due and payable with accrued interest one year from issuance. Also, the Company agreed to issue 50,000 shares of its common stock for each unit. In October 2014, the Company initiated a private placement for up to $500,000 of financing by the issuance of notes payable at a minimum of $25,000, one unit. The notes bear interest at 10% per annum and were due and payable with accrued interest one year from issuance. Also, the Company agreed to issue 50,000 shares of its common stock for each unit. In August 2015, the Company initiated a private placement for up to $500,000 of financing by the issuance of notes payable at a minimum of $25,000, one unit. The notes bear interest at 10% per annum and were due and payable with accrued interest one year from issuance. Also, the Company agreed to issue 100,000 shares of its common stock for each unit. During the years ended December 31, 2017 and 2016, the Company did not issue notes in connection with these private placements. As of December 31, 2017 and 2016, notes payable outstanding under these private placements are $919,903 and $1,075,500, respectively. Of these amounts, $919,903 and $1,065,000 of the outstanding balance on these notes are past maturity at December 31, 2017 and 2016, respectively.

During the years ended December 31, 2017 and 2016, the Company issued Convertible Debentures (“Variable Debentures”) in amounts of $4,137,070 and $1,744,416 for cash of $3,947,000 and $1,421,778 with original terms of 6 months to 2 years and interest rates ranging from 6% to 10% and add on interest of 10% which contain variable conversion rates with a discount ranging from 25% to 53% of the Company’s common stock based on the terms included in the Variable Debentures. Certain of the Variable Debentures contain prepayment options which enable the Company to prepay the notes at premiums ranging from 120% to 130%. The Company recorded a derivative liability as a result of the conversion feature. The derivative liability was allocated between a note discount, up to the value of the Variable Debenture, and interest expense for the excess, and the note discount is being amortized over the life of the Variable Debenture. During the years ended December 31, 2017 and 2016, the Company recorded $4,087,500 and $1,723,471, respectively, in discounts on these Variable Debentures. As of December 31, 2017 and 2016, the Variable Debentures outstanding had balances due of $4,566,241 and $1,888,456, respectively. Of these amounts outstanding, $202,500 and $66,000 of the Variable Debentures were past maturity at December 31, 2017 and 2016, respectively. For the year ended December 31, 2017, the Company had 48,065,178 of weighted-average common shares relating to the convertible debt, under the if-converted method.

During the year ended December 31, 2017, the Company entered into a $1,500,000 note payable with an unrelated party in connection with the acquisition of patents. The note bears interest at 8% per year and matures in November 2018. At December 31, 2017, $1,500,000 remained outstanding on this note.

During the year ended December 31, 2017, the Company entered into a $100,000 note payable with an unrelated party and issued a warrant for up to 500,000 shares of common stock at a value of $21,204 in connection with this note. The note bears interest at 10% per year and matures in February 2018. At December 31, 2017, $100,000 remained outstanding on this note.

During the year ended December 31, 2016, the Company entered into two notes payable agreements for $70,000 in aggregate with an unrelated party and issued 140,000 shares in connection with these notes. The notes bear interest at 10% per year and matured in May 2017. At December 31, 2017 and 2016, $0 and $60,000 were outstanding on these notes.

As of December 31, 2017, the Company had notes payable to related parties amounting to $270,000. Refer to Note 6 – Related Party Transactions.

	As of December 31,
	2017	2016

Notes payable at beginning of period	$3,193,956	$2,333,751
Notes payable issued	5,837,070	1,776,895
Default interest added to note payable	-	62,500
Settlements on note payable	(95,597)	(55,000)
Repayments of notes payable in cash	(96,000)	(241,500)
Less amounts converted to stock	(1,483,285)	(682,690)
Notes payable at end of period	7,356,144	3,193,956
Less debt discount	(2,624,984)	(1,145,849)
	$4,731,160	$2,048,107

Notes payable issued to related parties	$270,000	$170,000
Notes payable issued to non-related parties	$4,461,160	$1,878,107

The maturity dates on the notes payable are as follows:

Twelve months ending,	Non-related parties	Related parties	Total
Past due	$1,122,403	$170,000	$1,292,403
December 31, 2018	5,963,741	100,000	6,063,741
Total	$7,086,144	$270,000	$7,356,144

Long Term Loan

The Company has financed the purchase of an automobile. The maturity dates on the loan are as follows:

Maturity dates of long term debt

Twelve months ending,
December 31, 2018	$4,221
$4,221

Current portion	$4,221

Acquisition Payable

In connection with the Company’s acquisition of IPR in 2012, IPR recorded a $155,000 long-term acquisition payable for costs that were not paid at closing. These payable is non-interest bearing and IPR agreed to make payments up to 25% of the proceeds from any private placement or gross profits earned by IPR until the obligation is satisfied. The percentage of the proceeds to be paid is at the sole discretion of IPR’s Chief Executive Officer and the ex-Chief Executive Officer of the Company based on the liquidity of the Company.

Effective Interest Rate

During the year ended December 31, 2017 and 2016, the Company’s effective interest rate was 222% and 89%, respectively.